GOODWILL AND INTANGIBLE ASSETS - Intangible Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Intangible assets, gross	€ 3,089	€ 2,592
Accumulated amortization	(2,005)	(1,868)
Intangible assets, net	1,084	725
Licenses
Intangible assets
Intangible assets, gross	2,119	1,585
Accumulated amortization	(1,038)	(863)
Trade name and trademark
Intangible assets
Intangible assets, gross	333	370
Accumulated amortization	(331)	(368)
Patents
Intangible assets
Intangible assets, gross	412	412
Accumulated amortization	(412)	(412)
Organization costs
Intangible assets
Intangible assets, gross	225	225
Accumulated amortization	€ (225)	€ (225)